CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 49,830,946	R$ 40,965,431	R$ 30,460,277
Cost of sales	(24,821,288)	(20,615,588)	(18,966,331)
GROSS PROFIT	25,009,658	20,349,843	11,493,946
OPERATING INCOME (EXPENSES)
Selling	(2,483,194)	(2,291,722)	(2,174,652)
General and administrative	(1,709,767)	(1,577,909)	(1,443,192)
Income from associates and joint ventures	284,368	51,912	36,142
Other operating income, net	1,121,716	1,648,067	531,150
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	22,222,781	18,180,191	8,443,394
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(4,590,370)	(4,221,301)	(4,459,425)
Financial income	967,010	272,556	327,475
Derivative financial instruments	6,761,567	(1,597,662)	(9,422,682)
Monetary and exchange variations, net	3,294,593	(3,800,827)	(12,530,891)
NET INCOME (LOSS) BEFORE TAXES	28,655,581	8,832,957	(17,642,129)
Income and social contribution taxes
Current	(510,896)	(292,115)	(181,926)
Deferred	(4,749,798)	94,690	7,109,120
NET INCOME (LOSS) FOR THE PERIOD	23,394,887	8,635,532	(10,714,935)
Attributable to
Controlling shareholders'	23,381,617	8,626,386	(10,724,828)
Non-controlling interest	R$ 13,270	R$ 9,146	R$ 9,893
Earnings (loss) per share
Basic	R$ 17.57724	R$ 6.39360	R$ (7.94890)
Diluted	R$ 17.57305	R$ 6.39205	R$ (7.94890)